Borrowings (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Current
Term bank loans (Refer note 1 below)	₨ 935,333		₨ 964,030
Other working capital facilities (Refer note 2 below)	2,258,750		1,243,513
Borrowings from others (Refer note 3 below)	1,167,548		1,122,224
Current borrowings and current portion of non-current borrowings	4,361,631		3,329,767
Non current [abstract]
Term bank loans (Refer note 1 below)	2,791,545		2,009,569
Borrowings from others (Refer note 3 below)	949,560		1,318,975
Non-current portion of non-current borrowings	₨ 3,741,106	$ 49,626	₨ 3,328,544